Property And Equipment, Net - Summary of Property And Equipment Consist of The Following (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 517,643	$ 77,282	¥ 486,484
Accumulated depreciation	(216,394)	(32,307)	(161,046)
Property, Plant and Equipment, Net	301,249	44,975	325,438
Machinery And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	246,389	36,785	231,289
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,808	419	2,812
Furniture And Tools [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,756	2,502	15,723
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	49,937	7,455	48,068
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	161,691	24,140	161,037
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 40,062	$ 5,981	¥ 27,555